Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Osterweis Fund
Shareholder Report [Line Items]
Fund Name	Osterweis Fund
Class Name	Osterweis Fund
Trading Symbol	OSTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Osterweis Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.osterweis.com/regulatory-reports. You can also request this information by contacting us at 1-866-236-0050.
Additional Information Phone Number	1-866-236-0050
Additional Information Website	https://www.osterweis.com/regulatory-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Osterweis Fund	$49	0.91%
[1]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.91%
Net Assets	$ 153,828,385
Holdings Count | $ / shares	36
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$153,828,385
Number of Holdings	36
Portfolio Turnover	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Holdings	(% of net assets)
Alphabet, Inc. - Class C	7.8%
Microsoft Corp.	7.1%
Amazon.com, Inc.	5.6%
Broadcom, Inc.	5.2%
Visa, Inc. - Class A	3.7%
Danaher Corp.	3.6%
AutoZone, Inc.	3.6%
JPMorgan Chase & Co.	3.4%
Airbus SE - ADR	3.0%
Brown & Brown, Inc.	3.0%

Updated Prospectus Web Address	https://www.osterweis.com/regulatory-reports
Osterweis Growth & Income Fund
Shareholder Report [Line Items]
Fund Name	Osterweis Growth & Income Fund
Class Name	Osterweis Growth & Income Fund
Trading Symbol	OSTVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Osterweis Growth & Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.osterweis.com/regulatory-reports. You can also request this information by contacting us at 1-866-236-0050.
Additional Information Phone Number	1-866-236-0050
Additional Information Website	https://www.osterweis.com/regulatory-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Osterweis Growth & Income Fund	$48	0.92%
[2]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
Net Assets	$ 185,144,515
Holdings Count | $ / shares	163
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$185,144,515
Number of Holdings	163
Portfolio Turnover	28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Holdings	(% of net assets)
Alphabet, Inc. - Class C	4.7%
Microsoft Corp.	4.2%
Broadcom, Inc.	3.5%
Amazon.com, Inc.	3.4%
Federated Hermes US Treasury Cash Reserves - Class Institutional	3.0%
Visa, Inc. - Class A	2.4%
Danaher Corp.	2.3%
AutoZone, Inc.	2.3%
JPMorgan Chase & Co.	2.2%
American Water Works Co., Inc.	2.2%

Updated Prospectus Web Address	https://www.osterweis.com/regulatory-reports
Osterweis Opportunity Fund
Shareholder Report [Line Items]
Fund Name	Osterweis Opportunity Fund
Class Name	Osterweis Opportunity Fund
Trading Symbol	OSTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Osterweis Opportunity Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.osterweis.com/regulatory-reports. You can also request this information by contacting us at 1-866-236-0050.
Additional Information Phone Number	1-866-236-0050
Additional Information Website	https://www.osterweis.com/regulatory-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Osterweis Opportunity Fund	$59	1.10%
[3]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.10%
Net Assets	$ 305,984,930
Holdings Count | $ / shares	42
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$305,984,930
Number of Holdings	42
Portfolio Turnover	80%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Holdings	(% of net assets)
Federated Hermes US Treasury Cash Reserves - Class Institutional	10.8%
FirstService Corp.	4.7%
SiTime Corp.	4.7%
Rambus, Inc.	4.3%
Guidewire Software, Inc.	4.0%
Guardant Health, Inc.	3.6%
Axos Financial, Inc.	3.2%
Casella Waste Systems, Inc. - Class A	3.2%
Glaukos Corp.	3.1%
SPX Technologies, Inc.	3.1%

Updated Prospectus Web Address	https://www.osterweis.com/regulatory-reports
Osterweis Strategic Income Fund
Shareholder Report [Line Items]
Fund Name	Osterweis Strategic Income Fund
Class Name	Osterweis Strategic Income Fund
Trading Symbol	OSTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Osterweis Strategic Income Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.osterweis.com/regulatory-reports. You can also request this information by contacting us at 1-866-236-0050.
Additional Information Phone Number	1-866-236-0050
Additional Information Website	https://www.osterweis.com/regulatory-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Osterweis Strategic Income Fund	$43	0.85%
[4]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 5,856,763,343
Holdings Count | $ / shares	168
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$5,856,763,343
Number of Holdings	168
Portfolio Turnover	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Holdings	(% of net assets)
MSILF Treasury Securities Portfolio - Class Institutional	2.8%
Federated Hermes US Treasury Cash Reserves - Class Institutional	2.8%
Unisys Corp.	1.4%
Vistra Operations Co. LLC	1.2%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.	1.2%
GGAM Finance Ltd.	1.2%
Airbnb, Inc.	1.2%
United Natural Foods, Inc.	1.2%
Cable One, Inc.	1.2%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc.	1.1%

Updated Prospectus Web Address	https://www.osterweis.com/regulatory-reports

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized